Risk Management and Financial Instruments - Unrealized and Realized (Losses) / Gains on Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Gain (loss) on cash flow hedge	$ 453	$ 432
Commodity contract
Derivative [Line Items]
Amount of unrealized (losses) / gains in the year	(6)	(26)
Realized gains	$ 459	$ 458